Share-Based Awards	12 Months Ended
Dec. 31, 2016
Share-based Arrangements with Employees and Nonemployees [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
15. Share-Based Awards
In accordance with the Company’s share-based award plans and the Merger Agreement, all of the Company’s share-based awards fully vested and were converted into $137.50 in cash per share plus a special dividend of $3.00 per common share upon the change in control of the Company on March 18, 2016. As a result, the total unrecognized share-based compensation expense related to unvested awards was expensed and no share-based awards remain outstanding at December 31, 2016.
For the years ended December 31, 2016, 2015 and 2014, the Company’s share-based compensation expense was $36 million, $42 million and $34 million, respectively, with a tax benefit of $40 million, $7 million and $7 million, respectively. The tax benefit in 2016 resulted from the accelerated vesting and exercise of all outstanding share-based awards upon the change in control which resulted in tax deductions.
The Company’s share-based compensation expense for 2016 primarily related to the vesting of the share-based awards upon the change in control.
Share Options
The activity related to the Company’s share options for the year ended December 31, 2016 was as follows:

Options
Outstanding at January 1, 2016	267,918
Exercised prior to March 18, 2016	(15,997)
Settled in cash by the Company upon change in control	(251,921)
Outstanding at December 31, 2016	—

The activity related to share options exercised for the years ended December 31, 2016, 2015 and 2014 was as follows:

	2016	2015	2014
Options exercised	15,997	142,429	225,329
Total intrinsic value of options exercised (in millions of U.S. dollars)	$1.1	$8.5	$8.7
Proceeds from option exercises (in millions of U.S. dollars)	$1.2	$9.8	$14.7

Restricted Share Units (RSUs) and Performance Share Units (PSUs)
The activity related to the Company’s RSUs and PSUs for the year ended December 31, 2016 was as follows:

RSUs and PSUs
Outstanding at January 1, 2016	861,608
Performance based adjustment	76,889
Vested prior to March 18, 2016	(270,986)
Converted to common shares and settled in cash by Exor upon change in control	(667,511)
Outstanding at December 31, 2016	—

Pursuant to the terms of the Merger Agreement, upon acquisition of the Company’s common shares, Exor N.V. funded the settlement of the Company’s RSUs and PSUs. As a result, at December 31, 2016, no RSUs or PSUs remained outstanding.
During the years ended December 31, 2015 and 2014, the Company issued 264,018 RSUs and PSUs and 333,358 RSUs and PSUs with a weighted average grant date fair value of $119.06 and $98.86, respectively. The Company valued RSUs and PSUs issued under all plans at the fair value of its common shares at the date of grant date.
The RSUs and PSUs that vested during the year ended December 31, 2016, 2015 and 2014 had a fair value of $95 million, $22 million and $21 million, respectively.
Share-Settled Share Appreciation Rights (SSARs)
The activity related to the Company’s SSARs for the year ended December 31, 2016 was as follows:

SSARs
Outstanding at January 1, 2016	991,724
Exercised prior to March 18, 2016	(12,294)
Settled in cash by the Company upon change in control	(979,430)
Outstanding at December 31, 2016	—

Pursuant to the terms of the Merger Agreement, the Company funded the settlement of the share options and SSARs of $75 million, which was recorded as a reduction in additional paid-in capital during the year ended December 31, 2016. As a result, at December 31, 2016, no share options or SSARs remained outstanding.
During the years ended December 31, 2015 and 2014, the Company issued 72,918 SSARs and 153,797 SSARs with a weighted average grant date fair value of $17.03 and $14.62, respectively.
The Company valued SSARs issued with a Black-Scholes valuation model and used the following assumptions for the years ended December 31, 2015 and 2014:

	2015	2014
Expected life	6 years	6 years
Expected volatility	17.7%	18.1%
Risk-free interest rate	1.9%	1.9%
Dividend yield	2.2%	2.2%

Expected volatility was based on the historical volatility of the Company’s common shares over a period equivalent to the expected life of the Company’s SSARs. The risk-free interest rate was based on the market yield of U.S. treasury securities with maturities equivalent to the expected life of the Company’s SSARs. The dividend yield was based on the average dividend yield of the Company’s shares over the expected life of the Company’s SSARs.
Warrants
At December 31, 2015, 557 warrants were outstanding and fully vested. During the year ended December 31, 2016, 371 warrants were exercised and the remaining 186 warrants were settled in cash by the Company upon the change in control. As a result, at December 31, 2016, no warrants were outstanding.